TRADE AND OTHER PAYABLE	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLE	TRADE AND OTHER PAYABLE
Trade and other payables as at December 31, 2023 and 2022 are as follows:

Amounts in $ ‘000	2023	2022
Accounts payable	16,022	8,753
Taxes and social security	6,234	2,099
Accruals for employees	16,019	12,139
Accruals for rebates and discounts	11,643	10,490
Accrual for production	6,976	8,175
Other accruals	15,634	12,809
Balance at December 31	72,528	54,465
The increase in accounts payable is mainly due to timing of payments. The accrual for rebates and discounts has increased, mainly due to the increase of revenues and timing of settlements. Accruals for employees mainly relate to bonuses for employees, holiday allowances and non-taken vacation days and increased due to an increase in the number of employees. Finally, the other accruals relate to general operating expenses for which no invoice was received yet. The increase is mainly related to timing of invoicing by Pharming's suppliers.